Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes	INCOME TAXES
The components of our income tax provision for the years ended December 31, were as follows:

(millions)	2025	2024	2023
Current tax provision
Federal	$3,042	$2,247	$1,102
State	75	58	19
Total current tax provision	3,117	2,305	1,121
Deferred tax provision (benefit)
Federal	(199)	(70)	(120)
State	(3)	(2)	0
Total deferred tax provision (benefit)	(202)	(72)	(120)
Total income tax provision
Federal	2,843	2,177	982
State	72	56	19
Total income tax provision	$2,915	$2,233	$1,001
The provision for income taxes in the consolidated statements of comprehensive income differed from the statutory rate for the years ended December 31, as follows:

	2025		2024		2023
($ in millions)	Expense (Benefit)	Rate Impact	Expense (Benefit)	Rate Impact	Expense (Benefit)	Rate Impact
Income from continuing operations before income taxes[1]	$14,223		$10,713		$4,904
Tax at statutory federal rate	$2,987	21%	$2,250	21%	$1,030	21%
Tax effect of:
State and local income taxes, net of federal income tax effect[2]	57	0	44	0	15	0
Tax credits	(6)	0	(7)	0	(17)	0
Nontaxable or nondeductible items	(123)	(1)	(54)	0	(27)	(1)
Total income tax provision	$2,915	20%	$2,233	21%	$1,001	20%
[1] All income from continuing operations for the periods presented was derived from domestic operations.
[2] State taxes in Illinois and Florida made up the majority (greater than 50%) of the tax effect in this category.

Income taxes paid for the years ended December 31, were as follows:

($ in millions)	2025	2024	2023
Income taxes paid:
Federal	$3,022	$2,540	$800
State	85	45	21
Total income taxes paid	$3,107	$2,585	$821
Deferred income taxes reflect the tax effects of temporary differences between the financial statement carrying amounts and the tax bases of assets and liabilities. The following table shows the components of the net deferred tax assets and liabilities at December 31:

(millions)	2025	2024
Federal deferred income tax assets:
Unearned premiums reserve	$1,056	$991
Non-deductible accruals	535	274
Loss and loss adjustment expense reserves	407	342
Operating lease liabilities	43	41
Software development costs	10	89
Hedges on forecasted transactions	3	4
Net unrealized losses on fixed-maturity securities	0	376
Other	58	27
Total federal deferred income tax assets	2,112	2,144
Federal deferred income tax liabilities:
Net holding period gains on equity securities	(686)	(588)
Deferred acquisition costs	(429)	(412)
Property and equipment	(94)	(85)
Operating lease assets	(43)	(41)
Investment basis differences	(38)	(22)
Net unrealized gains on fixed-maturity securities	(31)	0
Prepaid expenses	(22)	(10)
Loss and loss adjustment expense reserve transition adjustment	0	(8)
Other	(21)	(24)
Total federal deferred income tax liabilities	(1,364)	(1,190)
Net federal deferred income taxes	748	954
State deferred income tax assets[1]	38	42
State deferred income tax liabilities[1]	(1)	0
Total	$785	$996
[1] State deferred tax assets and liabilities are recorded in other assets and accounts payable, accrued expenses, and other liabilities, respectively, on our consolidated balance sheets.
Although realization of the deferred tax assets is not assured, management believes that it is more likely than not that the deferred tax assets will be realized based on our expectation that we will be able to fully utilize the deductions that are ultimately recognized for tax purposes and, therefore, no valuation allowance was needed at December 31, 2025 or 2024.
At December 31, 2025 and 2024, we had net current income taxes payable of $28 million and $26 million, respectively, which were reported in accounts payable, accrued expenses, and other liabilities on our consolidated balance sheets. This balance, which represented our estimated tax liability for the year less payments made during the year, and less any taxes paid in prior years recoverable through carryback, may fluctuate from period to period due to normal timing differences.
At December 31, 2025 and 2024, we have not recorded any unrecognized tax benefits or related interest and penalties.

For the years ended December 31, 2025, 2024, and 2023, we recognized immaterial amounts of interest and penalties as a component of the income tax provision.
The Progressive Corporation and its subsidiaries file a consolidated federal income tax return. All federal income tax years prior to 2022 are generally closed to examination; however, 2016 remains open for a tax credit partnership investment and 2021 remains open for a capital loss carryback claim. The statute of limitations for state income tax purposes generally remains open for three to four years from the return filing date, depending upon the jurisdiction. There has been no significant state income tax audit activity.
Effective for our 2025 year-end reporting, we adopted the ASU issued by the FASB related to enhanced disclosures on income taxes, on a retrospective basis. Disclosures for 2024 and 2023 have been revised to conform with the current year presentation.